Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs (Detail) € in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($) MMB	Dec. 31, 2022 MXN ($) MMB	Dec. 31, 2021 EUR (€)
Subtotal
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (27,199,291)	$ (9,251,035)
PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	4,246,878
Fair Value	0	122,931
PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	5,678,683
Fair Value	0	286,469
PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,586,438	0
Fair Value	36,496	0
PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,299,790	0
Fair Value	125,045	0
PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.
Disclosure of detailed information about financial instruments [line items]
Notional amount	31,733,673	31,733,673
Fair Value	4,364,789	6,147,449
PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	4,685,672
Fair Value	0	(231,856)
PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	14,868,234
Fair Value	0	(1,361,333)
PEMEX pays fixed in U.S. dollar and receives fixed in euro.
Disclosure of detailed information about financial instruments [line items]
Notional amount	146,020,174	197,454,768
Fair Value	(3,430,313)	(10,384,481)
PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,012,071	11,486,665
Fair Value	(469,549)	(1,123,000)
PEMEX pays fixed in U.S. dollar and receives fixed in CHF.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	7,086,220
Fair Value	0	620,453
PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	48,535,750
Fair Value	0	2,263,382
PEMEX Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M.
Disclosure of detailed information about financial instruments [line items]
Notional amount	42,305,000	0
Fair Value	824,040	0
PEMEX Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,598,412	11,845,210
Fair Value	(941,833)	(461,140)
PEMEX Buy call, Sell Call and Sell Put on euro
Disclosure of detailed information about financial instruments [line items]
Notional amount	60,243,631	67,025,201
Fair Value	(3,141,165)	(4,750,485)
PEMEX Sell Call on Pound sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,694,529	10,556,234
Fair Value	(91)	(2,835)
PEMEX Sell Call on CHF
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	7,664,921
Fair Value	0	(1,617)
PEMEX Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Notional amount	74,720,783	96,640,988
Fair Value	(442,326)	(375,031)
PEMEX pays U.S. dollar and pesos and receives U.S. dollar and pexos.
Disclosure of detailed information about financial instruments [line items]
Notional amount	45,745,807	0
Fair Value	(24,124,384)	0
PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	26,746
Fair Value	$ 0	$ 59
Subtotal
Disclosure of detailed information about financial instruments [line items]
Volume (MMb)	436,521	(235,453)
Crude oil Options
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ 436,521	$ (207,494)
Volume (MMb) | MMB	51.63	34.90
Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ 0	$ (27,959)
Volume (MMb) | MMB	0	0.59
Crack spread swaps | Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total liabilities	$ 0	$ (27,959)
Notional amount | €			€ 1,250
Net total	(26,762,770)	(9,486,488)
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Net total	(26,568,578)	(9,486,488)
Total liabilities	(36,494,962)	(22,242,056)
Futures | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ 11,460	$ (263,060)
Volume (MMb) | MMB	(1.18)	(1.48)
Petroleum Products Swaps | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (4,636)	$ 146,828
Volume (MMb) | MMB	(0.49)	(2.27)
Crude oil options | Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total liabilities	$ 0	$ (207,494)
Currency options | Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(4,082,999)	(5,211,625)
Cross-currency swaps | Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(32,411,963)	(16,795,037)
Interest rate swaps | Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total liabilities	$ 0	$ 59